Average Annual Total Returns - FidelityValueDiscoveryFund-RetailPRO - FidelityValueDiscoveryFund-RetailPRO - Fidelity Value Discovery Fund	Sep. 28, 2024
Fidelity Value Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.30%
Past 5 years	11.08%
Past 10 years	8.24%
Fidelity Value Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.00%
Past 5 years	10.05%
Past 10 years	7.43%
Fidelity Value Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.00%
Past 5 years	8.71%
Past 10 years	6.56%
RS008
Average Annual Return:
Past 1 year	11.66%
Past 5 years	10.84%
Past 10 years	8.28%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Past 10 years	11.48%